Inventories, Net (Details) - Schedule of Inventories, net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventories Net [Abstract]
Raw materials	$ 896,766	$ 664,329
Work in progress	1,324,655	1,956,206
Finished goods	399,022	354,914
Subtotal	2,620,443	2,975,449
Reserve for obsolete inventory	(6,894)	(7,462)
Total	$ 2,613,549	$ 2,967,987